Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	94 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000204809
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KBI Global Investors Aquarius Fund, Institutional Shares
Without Sales Load [Member] | C000204809
Average Annual Return [Line Items]
Average Annual Return, Percent		7.31%	6.37%	10.43%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.11%	10.85%	12.87%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).